Intangible asset, net	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible asset, net

Note 6 - Intangible asset, net

On October 21, 2020, RLSP purchased land use rights, for 50 years useful life, located in Chunhun Street, in Fenghua city, Zhejiang Province, for a total purchase price of $2,064,554 (RMB 13,729,900 at exchange rate of 0.1504), the information of the land use rights is as followed:

Intangible asset, net consists of the following:

	September 30, 2023	December 31, 2022
	(Unaudited)
Land use rights	$2,079,306	$2,201,040
Less: Accumulated amortization	(123,491)	(97,705)
Intangible asset, net	1,955,815	2,103,335

For the nine months ended September 30, 2023 and 2022, $31,436 and $34,305 amortization of land use rights were capitalized under CIP, respectively. For the three months ended September 30, 2023 and 2022, $10,463 and $11,436 amortization of land use rights were capitalized under CIP, respectively.

Note 6 – Intangible asset, net

On October 21, 2020, RLSP entered a purchase contract with the Ninbo government agent, Zhejiang Province, whereby the Company was assigned the land use rights, for 50 years useful life, located in Chunhun Street, in Fenghua city, Zhejiang Province, for a total purchase price of $2,064,554 (RMB 13,729,900 at exchange rate of 0.1504), the information of the land use rights is as followed:

Intangible asset, net consists of the following:

	December 31,	December 31,
	2022	2021

Land use rights	$2,201,040	$2,389,920
Less: Accumulated amortization	(97,705)	(58,291)
Intangible asset, net	2,103,335	2,331,629

For the year ended December 31, 2021, $228,446 one-time city construction supporting fee was capitalized into the cost of land use rights, which subject to same period of term for amortization. For the years ended December 31, 2022 and 2021, $46,039 and $47,173 amortization of land use rights were capitalized under CIP, respectively.